Post-employment benefits - Defined-benefit obligations (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-employment benefits - Text Details (Detail) [Line Items]
Interest expense (income), net defined benefit liability (asset)		€ 23	€ 37	€ 48
Present value of defined benefit obligation [member]
Post-employment benefits - Text Details (Detail) [Line Items]
Net defined benefit liability (asset) at beginning of period		3,109	4,987
Current service cost, net defined benefit liability (asset)		27	34
Interest expense (income), net defined benefit liability (asset)		85	126
Contributions to plan by plan participants, net defined benefit liability (asset)		4	4
Actuarial gains (losses) arising from changes in demographic assumptions, net defined benefit liability (asset)		4	(14)
Actuarial gains (losses) arising from changes in financial assumptions, net defined benefit liability (asset)		(131)	75
Actuarial gains (losses) arising from experience adjustments, net defined benefit liability (asset)		5	(15)
Past service cost, net defined benefit liability (asset)		(6)	1
Gains (losses) arising from settlements, net defined benefit liability (asset)		(0)	(348)
Payments from plan, net defined benefit liability (asset)		(152)	(172)
Benefits paid directly by employer		(42)	(52)
Transfer to Liabilities directly associated with assets held for sale	[1]		(1,210)
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)		94	(307)
Net defined benefit liability (asset) at end of period		2,998	3,109	€ 4,987
Present value of funded obligations		2,388	2,476
Present value of unfunded obligations		€ 610	€ 633

[1]	The amount presented under 'Transfer to Liabilities directly associated with assets held for sale' in 2017 relates to Signify (former Philips Lighting)